Prepayment for property and equipment	12 Months Ended
Sep. 30, 2021
Prepayment for property and equipment
Prepayment for property and equipment

Note 8 – Prepayment for property and equipment

As of September 30, 2021, the Company had prepayment in the amount of $3,781,844 for the production line equipment to be installed in the new production plant in Manzhouli City. Since the groundwork of the factory workshop was delayed by the local government’s shelter-in-place orders due to the COVID-19 pandemic, the equipment was not delivered as of February 15, 2022. The construction is expected to be completed by September 2022. As of September 30, 2021, the Company had contractual obligations of approximately $6.9 million, which are expected to be paid over next 12 months upon the delivery and installation of the equipment. In addition, contractual obligations of groundwork of the factory workshop as of September 30, 2021 were approximately $5.2 million, which are expected to be paid in fiscal year 2022, upon the completion of the construction of the factory workshop.